LONG-TERM DEBT AND OTHER DEBTS - Senior Secured Non-Convertible Debentures Issued as Part of the 2023 Debenture Financing (Details)		3 Months Ended		9 Months Ended
	Jul. 19, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 19, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing, net of issuance costs		$ 139,090,995	$ 0	$ 139,090,995	$ 0
Finance costs		(7,728,320)	$ (1,500,302)	(11,149,758)	$ (1,846,751)
Borrowings		176,461,097		176,461,097			$ 110,673,348
2023 Debenture Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing, net of issuance costs	$ 142,920,845
Borrowing costs incurred	(6,235,509)
Finance costs	2,405,659
Borrowings	30,342,059	26,226,096		26,226,096
Convertible debenture
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	43,662,941
Borrowing costs incurred	$ (1,919,701)
Borrowings, interest rate (as a percent)	0.75%					0.75%
Default threshold amount for payment acceleration	$ 15,000,000
Borrowings	$ 41,743,240	43,031,773		43,031,773			41,743,240
Effective interest rate (as a percent)	21.02%					21.02%
Issuance of shares though "at-the-market" equity program (in shares) | shares	258,155
Conversion Option on Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 30,342,059
Non-Convertible Debentures and July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	68,915,845					$ 90,900,000
Non Convertible Debentures, July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	24,767,843
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	44,148,002
Borrowing costs incurred	$ (1,910,149)
Borrowings, interest rate (as a percent)	11.00%					11.00%
Borrowings maturity, term (in years)	30 days
Default threshold amount for payment acceleration	$ 15,000,000
Borrowings	$ 42,237,853	$ 42,254,201		$ 42,254,201			$ 42,237,853
Effective interest rate (as a percent)	22.54%					22.54%
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 74,005,000
Borrowings, interest rate (as a percent)	13.00%					13.00%